S000003893 [Member] Expense Example, No Redemption - Putnam VT Diversified Income Fund	Dec. 31, 2025 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 82
Expense Example, No Redemption, 3 Years	256
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	990
Class IB Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	334
Expense Example, No Redemption, 5 Years	579
Expense Example, No Redemption, 10 Years	$ 1,282